UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

      /s/ Michael E. Leonetti          Buffalo Grove, IL        05/02/02
      -----------------------          -----------------        --------
      [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are  reported in this report,  and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                              ---------

Form 13F Information Table Entry Total:                              60
                                                              ---------

Form 13F Information Table Value Total:                       $ 224,983
                                                              ---------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                     Leonetti & Associates, Inc.
                                                              FORM 13F
                                                              31-Mar-02

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
AMR Corp                      COM       001765106         $606       22,950     SH        Sole                                22,950
AOL Time Warner               COM       00184A105       $4,389      185,590     SH        Sole                   21,000      164,590
Activision Inc.               COM       004930202       $1,608       53,900     SH        Sole                    5,000       48,900
ALCOA Inc                     COM       013817101       $8,024      212,600     SH        Sole                   23,300      189,300
American Standard             COM       029712106         $849       12,000     SH        Sole                   12,000
Apple Computer Inc Com        COM       037833100       $2,552      107,800     SH        Sole                    7,000      100,800
Autodesk                      COM       052769106       $2,316       49,600     SH        Sole                    3,000       46,600
Automatic Data Process        COM       053015103       $3,345       57,400     SH        Sole                   10,000       47,400
BB & T Corp Com               COM       054937107       $4,413      115,800     SH        Sole                   26,000       89,800
BJ Services Co                COM       055482103       $1,830       53,100     SH        Sole                    5,000       48,100
Bank Of America Corp          COM       060505104         $204        3,000     SH        Sole                    3,000
Boeing Co                     COM       097023105       $3,006       62,300     SH        Sole                   15,000       47,300
Burlington Northern Santa Fe  COM       12189T104       $3,018      100,000     SH        Sole                   10,000       90,000
Caterpillar Inc               COM       149123101       $2,951       51,900     SH        Sole                    3,000       48,900
Charter One Financial Inc     COM       160903100       $3,416      109,420     SH        Sole                   15,500       93,920
ChevronTexaco Corp            COM       166764100       $5,168       57,250     SH        Sole                    9,750       47,500
Citigroup Inc                 COM       172967101      $17,817      359,787     SH        Sole                   26,999      332,788
Conagra Foods Inc             COM       205887102       $4,161      171,600     SH        Sole                   18,500      153,100
Consolidated Edison           COM       209115104       $1,182       28,200     SH        Sole                   15,000       13,200
Corning Inc                   COM       219350105       $1,305      171,200     SH        Sole                   20,000      151,200
D R Horton Inc                COM       23331A109       $1,297       34,400     SH        Sole                    2,500       31,900
Dean Foods Co                 COM       242370104       $9,177      121,200     SH        Sole                   12,500      108,700
Deere & Co                    COM       244199105       $3,207       70,400     SH        Sole                   15,000       55,400
Earthlink Inc                 COM       270321102       $1,382      136,200     SH        Sole                   32,000      104,200
Exelon Corp                   COM       30161N101       $4,179       78,900     SH        Sole                                78,900
Exxon Mobil Corp              COM       30231G102       $3,971       90,600     SH        Sole                   10,000       80,600
FPL Group Inc                 COM       302571104       $5,437       91,300     SH        Sole                    3,500       87,800
FirstEnergy Corp              COM       337932107       $1,580       45,700     SH        Sole                                45,700
Genentech Inc                 COM       368710406       $3,683       73,000     SH        Sole                   13,000       60,000
General Electric Co           COM       369604103      $12,282      327,944     SH        Sole                   21,000      306,944
Goodrich Corp                 COM       382388106         $380       12,000     SH        Sole                   12,000
Humana Inc                    COM       444859102         $406       30,000     SH        Sole                   30,000
ITT Industries Inc            COM       450911102         $473        7,500     SH        Sole                    7,500
International Paper Co        COM       460146103       $2,323       54,000     SH        Sole                                54,000
Johnson & Johnson             COM       478160104       $7,586      116,800     SH        Sole                   10,000      106,800
Kroger Co                     COM       501044101       $1,973       89,050     SH        Sole                   10,000       79,050
LSI Logic Corp                COM       502161102       $1,008       59,300     SH        Sole                                59,300
Lear Corp                     COM       521865105         $762       16,000     SH        Sole                   16,000
Liberty Media Corp New Com SerCOM       530718105       $1,735      137,300     SH        Sole                   22,000      115,300
Lucent Technologies           COM       549463107         $803      169,820     SH        Sole                    8,600      161,220
NCR Corp                      COM       62886E108       $2,408       53,800     SH        Sole                    3,000       50,800
Noble Drilling Corp           COM       655042109       $2,148       51,900     SH        Sole                    4,000       47,900
Pepsi Bottling Group          COM       713409100         $259       10,000     SH        Sole                   10,000
Procter & Gamble Co           COM       742718109       $8,923       99,050     SH        Sole                                99,050
Sara Lee Corp                 COM       803111103       $3,747      180,500     SH        Sole                   20,000      160,500
Schlumberger Ltd              COM       806857108       $6,153      104,600     SH        Sole                   13,500       91,100
Sears Roebuck & Co            COM       812387108         $820       16,000     SH        Sole                   16,000
Smith Intl Inc                COM       832110100       $2,663       39,300     SH        Sole                                39,300
Southern Co                   COM       842587107       $1,438       54,300     SH        Sole                    5,000       49,300
Sunrise Assist Living         COM       86768K106       $2,385       87,500     SH        Sole                   21,000       66,500
Sysco Corp                    COM       871829107       $2,430       81,500     SH        Sole                                81,500
TRW Inc                       COM       872649108         $412        8,000     SH        Sole                    8,000
Transocean Sedco Forex Ord    COM       G90078109       $1,635       49,200     SH        Sole                                49,200
Tribune Co                    COM       896047107       $8,216      180,720     SH        Sole                   26,000      154,720
Union Pacific Corp            COM       907818108       $6,674      107,400     SH        Sole                    2,000      105,400
Verizon Communications        COM       92343V104      $11,414      247,600     SH        Sole                   22,000      225,600
Wal-Mart                      COM       931142103       $6,524      106,429     SH        Sole                   10,000       96,429
Wells Fargo & Co              COM       949746101       $5,237      106,020     SH        Sole                               106,020
Wyeth                         COM       983024100      $12,602      191,950     SH        Sole                   18,800      173,150
York International Corp       COM       986670107       $3,091       86,100     SH        Sole                   16,000       70,100
REPORT SUMMARY                 60       DATA RECORDS  $224,983
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